Bonds, Mortgages and Other Long-Term Debt - Schedule of Contractual Principal Maturities of Debt (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Contractual Maturities of Debt [Abstract]
2026	$ 378
2027	440
2028	285
2029	199
2030 and thereafter	28
Total contractual principal	$ 1,330